Possible Impact of Amendments, New Standards, Interpretations and Disclosures Issued but Not Yet Effective for the Year Ended December 31, 2018 - Additional Information (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Operating lease commitments	¥ 220,301	¥ 197,967
Increase percentage of lease liability to right-of-use assets	3.50%